Annual Operating Expenses {- Fidelity® Growth Company Fund} - 11.30 Fidelity Growth Company Fund - Retail PRO-06 - Fidelity® Growth Company Fund - Fidelity Growth Company Fund-Retail Class	Jan. 29, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.70%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.83%